Shareholder Report, Average Annual Return (Details)		12 Months Ended		54 Months Ended		60 Months Ended		65 Months Ended		120 Months Ended
		Jul. 31, 2026		Jul. 31, 2026		Jul. 31, 2026		Jul. 31, 2026		Jul. 31, 2026
C000118293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	25.08%				11.39%				11.72%
C000118292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	22.03%				11.13%				11.71%
C000118291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		19.67%				10.90%				11.89%
C000224114 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		26.95%				5.94%		3.89%	[3]
C000224117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[4]	32.63%				6.39%		4.23%	[5]
C000232776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	6.94%		7.46%	[7]
C000232773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Average Annual Return, Percent		2.43%		6.84%	[8]
Without Sales Load [Member] | C000118299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		27.43%				12.59%				12.94%
Without Sales Load [Member] | C000118298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		27.31%				12.50%				12.84%
Without Sales Load [Member] | C000118297 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		27.00%				12.23%				12.56%
Without Sales Load [Member] | C000118296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		26.67%				11.94%				12.27%
Without Sales Load [Member] | C000118295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		26.08%				11.39%				11.72%
Without Sales Load [Member] | C000118294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		27.31%				12.50%				12.85%
Without Sales Load [Member] | C000118293 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		26.08%				11.39%				11.72%
Without Sales Load [Member] | C000118292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		26.03%				11.39%				11.71%
Without Sales Load [Member] | C000118291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		26.97%				12.22%				12.56%
Without Sales Load [Member] | C000224114 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		34.69%				7.20%		5.02%	[3]
Without Sales Load [Member] | C000224117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		33.63%				6.39%		4.23%	[5]
Without Sales Load [Member] | C000224115 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		34.94%				7.45%		5.27%	[9]
Without Sales Load [Member] | C000224118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		33.60%				6.39%		4.23%	[10]
Without Sales Load [Member] | C000224113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		34.30%				6.92%		4.75%	[11]
Without Sales Load [Member] | C000224112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		34.60%				7.19%		5.02%	[12]
Without Sales Load [Member] | C000224111 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		35.05%				7.46%		5.28%	[13]
Without Sales Load [Member] | C000224116 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		34.91%				7.47%		5.29%	[14]
Without Sales Load [Member] | C000232770 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.99%		8.56%	[15]
Without Sales Load [Member] | C000232771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		9.04%		8.54%	[16]
Without Sales Load [Member] | C000232772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.71%		8.27%	[17]
Without Sales Load [Member] | C000232777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		8.46%		7.99%	[18]
Without Sales Load [Member] | C000232774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.94%		7.46%	[19]
Without Sales Load [Member] | C000232775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		9.05%		8.53%	[20]
Without Sales Load [Member] | C000232776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.94%		7.46%	[7]
Without Sales Load [Member] | C000232773 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.68%		8.26%	[8]
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent		19.56%	[21],[22]	13.77%	[8],[20],[23],[24]	12.86%	[21],[22]			15.08%	[21],[22]
MSCI Emerging Markets Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Average Annual Return, Percent	[25],[26]	36.44%				8.03%		5.82%	[3],[11]
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent	[21],[22]	31.19%				11.83%				11.62%

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[4]	Assuming redemption at the end of the applicable period.
[5]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[6]	Assuming redemption at the end of the applicable period.
[7]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[8]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[9]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[10]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[11]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[12]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[13]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[14]	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
[15]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[16]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[17]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[18]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[19]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[20]	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
[21]	Source: FactSet Research Systems Inc.
[22]	Source: FactSet Research Systems Inc.
[23]	Source: FactSet Research Systems Inc.
[24]	Source: FactSet Research Systems Inc.
[25]	Source: FactSet Research Systems Inc.
[26]	Source: FactSet Research Systems Inc.